UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska     68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 5/31/12

Item 1.  Reports to Stockholders.  [Insert annual or semi-annual report.]

Mariner Hyman Beck Fund

Class A Shares (Symbol: MHBAX)

Class C Shares (Symbol: MHBCX)

Class I Shares (Symbol: MHBIX)

Semi-Annual Report

May 31, 2012

1-855-542-4MHB (4642)

Distributed by Northern Lights Distributors, LLC

Member FINRA

Mariner Hyman Beck Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2012
Shares			Value

SHORT-TERM INVESTMENTS - 88.5%
MONEY MARKET FUND - 88.5%
51,804		Dreyfus Cash Management, 0.05% +	$ 51,804
TOTAL SHORT-TERM INVESTMENTS (Cost - $51,804)

		TOTAL INVESTMENTS - 88.5% (Cost - $51,804) (a)	$ 51,804
		OTHER ASSETS LESS LIABILITIES - 11.5%	6,758
		NET ASSETS - 100.0%	$ 58,562

	+	Vaiable rate security. Interest rate is as of May 31, 2012.
	(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same.

See accompanying notes to financial statements.

Mariner Hyman Beck Fund
Statement of Assets and Liabilities (Unaudited)
May 31, 2012

ASSETS
Investment securities:
At cost	$ 51,804
At value	$ 51,804
Dividends and interest receivable	5
Receivable due from advisor	18,745
TOTAL ASSETS	70,554

LIABILITIES
Accrued expenses and other liabilities	11,992
TOTAL LIABILITIES	11,992
NET ASSETS	$ 58,562

NET ASSETS CONSIST OF:
Paid in capital	$ 58,525
Accumulated net investment income	37
NET ASSETS	$ 58,562

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 53,359
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	5,334
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 10.00
Maximum offering price per share (maximum sales charge of 5.50%) (b)	$ 10.59

Class C Shares:
Net Assets	$ 5,103
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	510
Net asset value (Net Assets ÷ Shares Outstanding), offering price (a)
and redemption price per share	$ 10.01

Class I Shares:
Net Assets	$ 100
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	10
Net asset value (Net Assets ÷ Shares Outstanding), offering price (a)
and redemption price per share	$ 10.00

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(b) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Mariner Hyman Beck Fund
Statement of Operations (Unaudited)
For the Period Ended May 31, 2012 (a)

INVESTMENT INCOME
Interest	$ 37
TOTAL INVESTMENT INCOME	37

EXPENSES
Investment advisory fees	362
Distribution (12b-1) fees:
Class A	61
Class C	29
Registration fees	36,052
Administrative services fees	21,058
Legal fees	15,041
Transfer agent fees	28,077
Accounting services fees	19,553
Audit fees	12,534
Compliance officer fees	6,768
Custodian fees	2,507
Trustees fees and expenses	2,507
Shareholder reporting expenses	2,507
Other expenses	1,003
TOTAL EXPENSES	148,059

Less: Fees waived by the Advisor	(79,371)
Less: Fees waived by the other affiliates	(68,688)
TOTAL FEES WAIVED	(148,059)

NET EXPENSES	-

NET INVESTMENT INCOME	37

NET INCREASE IN NET ASSETS	$ 37

(a) The Mariner Hyman Beck Fund commenced operations on December 16, 2011.

See accompanying notes to financial statements.

Mariner Hyman Beck Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period (a)

		Class A		Class C		Class I
		For the Period Ended May 31, 2012		For the Period Ended May 31, 2012		For the Period Ended May 31, 2012
		(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period		$ 10.00		$ 10.00		$ 10.00

Activity from investment operations:
	Net investment income (loss) (b)	0.00	(c)	0.01		0.00	(c)
	Net realized and unrealized
	gain (loss) on investments	0.00	(c)	0.00	(c)	0.00	(c)
Total from investment operations		0.00		0.01		0.00

Net asset value, end of period		$ 10.00		$ 10.01		$ 10.00

Total return (d,e)		0.00%		0.10%		0.00%

Net assets, at end of period (000s)		$ 53		$ 5		0	(f)

	Ratio of gross expenses to average net assets (g,h)	393.22%		392.22%		392.47%
	Ratio of net expenses to average net assets (g)	0.00%		0.00%		0.00%
	Ratio of net investment income to average net assets (g,h)	0.10%		0.11%		0.09%

Portfolio Turnover Rate (e)		0%		0%		0%

(a)	The Mariner Hyman Beck Fund commenced operations on December 16, 2011.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Represents less than 0.005 in net assets.
(d)	Total returns shown exclude the effect of applicable sales charges.
(e)	Not Annualized.
(f)	Represents less than $1,000 in net assets.
(g)	Annualized.
(h)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

See accompanying notes to financial statements.

Mariner Hyman Beck Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2012

1.

ORGANIZATION

The Mariner Hyman Beck Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is income and capital appreciation. The Fund commenced operations on December 16, 2011.

The Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.50%.  Class C and Class I shares and are offered at net asset value.  Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are normally allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors,

Mariner Hyman Beck Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarize the inputs used as of May 31, 2012 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$ 51,804	-	-	$ 51,804

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies. The Fund’s CFC has no investments as of May 31, 2012.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually in December. Distributable net realized capital gains, if any, are declared and distributed annually in December.  Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Mariner Hyman Beck Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended May 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $0, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. RJO Investment Management, LLC, serves as the Fund’s investment advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.96% of the Fund’s average daily net assets

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2013, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.00%, 2.75% and 1.75% for Class A, Class C and Class I, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

In addition to the contractual expense reduction, the Fund’s adviser has voluntarily agreed to reduce its fees and absorb expenses of the Fund, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 0.00% for all Classes; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within contractual expense limits.  This voluntary limitation may be discontinued without notice at any time.  For the period ended May 31, 2012, expenses of $79,371 were waived by the advisor of which $78,620 is subject to recapture through November 30, 2015.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and Class C shares, respectively and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

Mariner Hyman Beck Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. The Distributor is an affiliate of GFS. During the period ended May 31, 2012, the Distributor received $0 in underwriting commissions for sales of Class A shares of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. The Trust does not have a bonus, profit sharing, pension or retirement plan.  Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS would receive customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom would receive customary fees from the Fund.

5. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund Section 2(a)(9) of the Act.  As of May 31, 2012, Annette Cazenave held 100% of the voting securities of Class I, Suzanne Rodis held approximately 27% of the voting securities Class A and Sandra Brown held approximately 75% the voting securities of class C.

6. REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than thirty days. The redemption fee is paid directly to the Fund from which the redemption is made.  For the period ended May 31, 2012, the Fund assessed $1, $0 and $0 for Class A, Class C and Class I, respectively.

7. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently invest a portion of its assets in Dreyfus Cash Management (DICXX).  The Fund may redeem its investment from the Dreyfus Cash Management at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Dreyfus Cash Management.  The financial statements of the Dreyfus Cash Management, including the portfolio of investments, can be found at Dreyfus website www.dreyfus.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of May 31, 2012 the percentage of the Funds’ net assets invested in the Dreyfus Cash Management was 88.5%.

Mariner Hyman Beck Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

9. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Mariner Hyman Beck Fund

EXPENSE EXAMPLES (Unaudited)

May 31, 2012

As a shareholder of the Mariner Hyman Beck Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Mariner Hyman Beck Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 16, 2011 through May 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Mariner Hyman Beck Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Actual*	Annualized Expense Ratio	Beginning Account Value 12/16/11	Ending Account Value 5/31/12	Expense Paid During Period** 12/16/11 – 5/31/12
Class A	0.00%	$1,000.00	$1,000.00	$0.00
Class C	0.00%	$1,000.00	$1,001.00	$0.00
Class I	0.00%	$1,000.00	$1,000.00	$0.00

Hypothetical*** (5% return before expenses)	Annualized Expense Ratio	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expense Paid During Period**** 12/1/11 - 5/31/12
Class A	0.00%	$1,000.00	$1,025.00	$0.00
Class C	0.00%	$1,000.00	$1,025.00	$0.00
Class I	0.00%	$1,000.00	$1,025.00	$0.00

*       From December 16, 2011 (commencement of initial offering) to May 31, 2012.

**     Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (168) divided by the number of days in the fiscal year (366).

***   Please note that while the Fund commenced operations on December 16, 2011, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period December 1, 2011 to May 31, 2012.

**** Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on August 11, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Mariner Hyman Beck Fund (the “Fund”) and RJO Investment Management, LLC (“RJO”).

In advance of the August 11, 2011, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to RJO (including due diligence questionnaires completed by RJO, RJO’s Forms ADV, select financial information of RJO, bibliographic the information regarding RJO’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of information provided by RJO, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by RJO related to the proposed Investment Advisory Agreement with the Trust, including RJO’s ADV, a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board discussed the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed the capitalization of RJO based on information provided by and representations made by RJO and concluded that RJO was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.

The Board concluded that RJO had the ability to provide a level of service consistent with the Board’s expectations.

Performance.   As both RJO and the Fund were newly formed and RJO does not manage any other fund or separate account in the same strategy as the Fund, the Board was not able to consider the past performance of RJO in its evaluation.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by RJO, the Board reviewed and discussed a comparison of each fund’s management fee and overall expense ratio to a peer group of funds constructed by RJO with similar investment objectives and strategies.   The Board reviewed the contractual arrangements for the Fund, which stated that RJO had agreed to waive or limit its management fee and/or reimburse expenses at least until November 30, 2012, to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.00%, 2.75%, and 1.75%, of the Fund’s average net assets, for Class A, Class C, and Class I shares, respectively, and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience and expertise of the personnel of RJO, and the services to be provided to the Fund by RJO, the fees to be charged by RJO were reasonable.  The Board concluded that the advisory fees and expense cap for the Fund were fair and reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to RJO with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of RJO provided by RJO.  With respect to RJO, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from RJO’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Fund, RJO’s expectations for growth of the Fund.  The Board noted that the start-up phase of a fund may be too soon to properly evaluate all of the economies and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from RJO as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Privacy Policy

                                                              Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

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Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-542-4MHB (4642), or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-542-4MHB (4642).

INVESTMENT ADVISOR

RJO Investment Management, LLC

222 S. Riverside Plaza, Suite 900

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Alston & Bird, LLP

950 F Street NW

Washington, D.C. 20004

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/8/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date  8/8/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/8/12